MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND         Two World Trade Center,
LETTER TO THE SHAREHOLDERS September 30, 1999         New York, New York 10048


DEAR SHAREHOLDER:

The twelve-month period ended September 30, 1999, saw the U.S. equity market rally to record highs as the U.S. economy continued its strength and international stock markets soared on improving economic conditions overseas, especially in southeast Asia and Japan. After a peak in the domestic markets in the middle of July, stock prices pulled back toward the end of the period amid concerns that the U.S. economy might be growing too fast. This concern was manifested in two Federal Reserve Board moves, in June and August, that raised the federal-funds rate a total of 50 basis points while inflation remained low and the economy continued to grow.


PERFORMANCE AND PORTFOLIO STRATEGY

During the twelve-month period ended September 30, 1999, Morgan Stanley Dean Witter Income Builder Fund's Class B shares produced a total return of 9.31 percent, compared with 13.36 percent for the Lipper Equity Income Funds Index and 27.79 percent for the S&P 500 Composite Stock Price Index (S&P 500). For the same period, the Fund's Class A, C and D shares posted total returns of
10.15 percent, 9.38 percent and 10.51 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. (The total return figures shown assume the reinvestment of all distributions and do not reflect the deduction of any applicable sales charges.) The accompanying chart illustrates the performance of the Fund versus the S&P 500 and Lipper indexes.

The Fund's underperformance relative to its benchmark indexes can be attributed largely to its lack of exposure to technology stocks, which generally pay little if any dividends. Because the Fund's primary objective is providing reasonable current income, these stocks are not included in the portfolio. The Fund's value-oriented style of stock selection has also hindered its relative performance versus the S&P 500. In recent years the S&P 500, the benchmark against which most equity funds are compared,

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
LETTER TO THE SHAREHOLDERS September 30, 1999, continued

has reflected a bias toward growth, with companies like Microsoft, Intel, Dell and Cisco being heavily weighted in the index.

On September 30, 1999, the Fund's large-cap stock segment was relatively fully invested, as it has been since the Fund's inception. Portfolio transactions during the fiscal year included the sale of Edison International, New England Electric System, Aegon N.V., Providian Financial Corp., Cyprus Amax Minerals Company, First Security Corp., Keycorp, American Greetings, U.S. West and Wilmington Trust. Purchases included Armstrong World Industries, Teco Energy, Conseco, Tidewater, Ryder, Fluor, Ultramar Diamond Shamrock and Xerox.

Real estate investment trusts (REITs) continued their poor performance during the fiscal year. While growth rates have slowed from their peaks in the mid 1990s, industry fundamentals have stabilized and are beginning to improve. Dividends are increasing as companies are forced to pay out more of their operating income as a result of their REIT structure, and many companies have stock buyback plans in place. We believe the REIT market is attractively valued currently and have committed 10 percent of the Fund's net assets to this sector.


LOOKING AHEAD

We believe that the long-term outlook for the financial markets is positive. In the year ahead we believe growth in earnings will continue to help drive stocks upward. However, this may occur against a backdrop of rising interest rates, resulting in higher market volatility. We believe the Fund is well positioned to take advantage of the positive aspects of this financial climate, because of its value-oriented style and its emphasis on higher-yielding securities.

We appreciate your ongoing support of Morgan Stanley Dean Witter Income Builder Fund and look forward to continuing to serve your investment needs.



Very truly yours,


/s/ Charles A. Fiumefreddo                  /s/ Mitchell M. Merin
--------------------------                  ----------------------------
CHARLES A. FIUMEFREDDO                      MITCHELL M. MERIN
Chairman of the Board                       President

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
FUND PERFORMANCE September 30, 1999


GROWTH OF $10,000 -- CLASS B SHARES

     DATE                TOTAL               S&P 500             LIPPER
     ----                -----               -------             ------
June 26, 1996            $10,000             $10,000             $10,000
September 30, 1996       $10,310             $10,426             $10,342
September 30, 1997       $13,386             $14,641             $13,780
September 30, 1998       $12,678             $15,967             $13,958
September 30, 1999       $13,658(3)          $20,404             $15,823


     ---- Fund           ---- S&P 500 (4)         ---- Lipper (5)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.


                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


                      CLASS B SHARES*
-----------------------------------------------------------
PERIOD ENDED 9/30/99
---------------------------
1 year                            9.31%(1)        4.40%(2)
Since Inception (6/26/96)        10.52%(1)       10.03%(2)


                     CLASS C SHARES++
-----------------------------------------------------------
PERIOD ENDED 9/30/99
---------------------------
1 year                            9.38%(1)        8.40%(2)
Since Inception (7/28/97)         4.26%(1)        4.26%(2)



                     CLASS A SHARES+
-----------------------------------------------------------
PERIOD ENDED 9/30/99
---------------------------
1 year                            10.15%(1)        4.37%(2)
Since Inception (7/28/97)          5.03%(1)        2.46%(2)


              CLASS D SHARES++
---------------------------------------------
PERIOD ENDED 9/30/99
---------------------------
1 year                            10.51%(1)
Since Inception (7/28/97)          5.30%(1)

---------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

(3)  Closing value after the deduction of a 2% contingent deferred sales charge
     (CDSC), assuming a complete redemption on September 30, 1999.

(4) The Standard and Poor's 500 Stock Index (S&P 500) is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(5) The Lipper Equity Income Fund Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Equity Income Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds in this index.




* The maximum (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+    The maximum front-end sales charge for Class A is 5.25%.

++ The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.

++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS September 30, 1999


 NUMBER OF
  SHARES                                                                VALUE
----------                                                         -------------
             COMMON STOCKS (45.4%)
             Accident & Health Insurance (0.8%)
 118,000     Torchmark Corp. ...................................   $  3,053,250
                                                                   ------------
             Apparel (0.8%)
 150,000     Kellwood Co.  .....................................      3,300,000
                                                                   ------------
             Auto Parts: O.E.M. (2.3%)
  85,000     Dana Corp. ........................................      3,155,625
 182,000     Delphi Automotive Systems Corp. ...................      2,923,375
  51,000     Johnson Controls, Inc. ............................      3,381,938
                                                                   ------------
                                                                      9,460,938
                                                                   ------------
             Building Materials (0.8%)
  84,500     Vulcan Materials Co.  .............................      3,094,812
                                                                   ------------
             Building Products (0.8%)
  69,000     Armstrong World Industries, Inc. ..................      3,100,687
                                                                   ------------
             Casino/Gambling (0.0%)
   4,685     Fitzgerald Gaming Corp. (a) .......................         --
                                                                   ------------
             Clothing/Shoe/Accessory Stores (0.8%)
  87,500     Limited (The), Inc. ...............................      3,346,875
                                                                   ------------
             Consumer Electronics/Appliances (0.8%)
  48,500     Whirlpool Corp.  ..................................      3,167,656
                                                                   ------------
             Containers/Packaging (0.8%)
 131,000     Crown Cork & Seal Co., Inc.  ......................      3,176,750
                                                                   ------------
             Electric Utilities (2.5%)
  87,000     Public Service Enterprise Group, Inc. .............      3,360,375
 121,000     Reliant Energy, Inc. ..............................      3,274,562
 160,000     TECO Energy, Inc.  ................................      3,380,000
                                                                   ------------
                                                                     10,014,937
                                                                   ------------
             Electronic Data Processing (0.6%)
  49,632     Unisys Corp.  .....................................      2,239,644
                                                                   ------------
             Engineering & Construction (0.8%)
  82,300     Fluor Corp.  ......................................      3,312,575
                                                                   ------------
             Finance Companies (2.5%)
  93,000     Associates First Capital Corp. (Class A) ..........      3,348,000
  53,500     Fannie Mae ........................................      3,353,781
  78,000     SLM Holding Corp.  ................................      3,354,000
                                                                   ------------
                                                                     10,055,781
                                                                   ------------
             Food Distributors (0.8%)
 155,000     Supervalu, Inc.  ..................................      3,380,937
                                                                   ------------
             Home Building (0.8%)
 160,000     Fleetwood Enterprises, Inc. .......................      3,230,000
                                                                   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS September 30, 1999, continued


 NUMBER OF
  SHARES                                                       VALUE
----------                                                ---------------
             Life Insurance (2.4%)
  158,000    Conseco, Inc. ............................   $  3,051,375
   51,500    Jefferson-Pilot Corp. ....................      3,254,156
   85,000    Lincoln National Corp.  ..................      3,192,812
                                                          ------------
                                                             9,498,343
                                                          ------------
             Major Chemicals (2.4%)
   29,500    Dow Chemical Co. .........................      3,351,937
  106,000    Hercules, Inc.  ..........................      3,034,250
   88,000    Rohm & Haas Co.  .........................      3,179,000
                                                          ------------
                                                             9,565,187
                                                          ------------
             Major Pharmaceuticals (0.7%)
   69,500    Schering-Plough Corp.  ...................      3,031,937
                                                          ------------
             Major U.S. Telecommunications (2.5%)
   72,000    AT&T Corp. ...............................      3,132,000
   52,000    Bell Atlantic Corp. ......................      3,500,250
   46,500    GTE Corp. ................................      3,574,688
                                                          ------------
                                                            10,206,938
                                                          ------------
             Marine Transportation (0.7%)
  118,000    Tidewater, Inc.  .........................      3,009,000
                                                          ------------
             Meat/Poultry/Fish (1.6%)
  131,000    ConAgra, Inc. ............................      2,955,688
   82,000    Hormel Foods Corp. .......................      3,387,625
                                                          ------------
                                                             6,343,313
                                                          ------------
             Motor Vehicles (2.5%)
   44,000    DaimlerChrysler AG (Germany)  ............      3,055,250
   68,000    Ford Motor Co. ...........................      3,412,750
   54,000    General Motors Corp. .....................      3,398,625
                                                          ------------
                                                             9,866,625
                                                          ------------
             Multi-Sector Companies (0.8%)
  190,500    Tenneco, Inc.  ...........................      3,238,500
                                                          ------------
             Natural Gas (0.8%)
   54,000    Consolidated Natural Gas Co. .............      3,368,250
                                                          ------------
             Office Equipment/Supplies (0.8%)
   73,000    Xerox Corp.  .............................      3,061,438
                                                          ------------
             Oil Refining/Marketing (1.6%)
   90,000    Ashland, Inc.  ...........................      3,026,250
  135,000    Ultramar Diamond Shamrock Corp. ..........      3,442,500
                                                          ------------
                                                             6,468,750
                                                          ------------
             Paints/Coatings (0.8%)
   55,000    PPG Industries, Inc. .....................      3,300,000
                                                          ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS September 30, 1999, continued


 NUMBER OF
  SHARES                                                                 VALUE
----------                                                          ------------
             Real Estate Investment Trusts (6.2%)
  33,700     Boykin Lodging Co. .................................   $   446,525
  50,000     Camden Property Trust  .............................     1,343,750
 100,000     Duke Realty Investments, Inc.  .....................     1,950,000
 120,000     Equity One, Inc.  ..................................     1,282,500
  40,000     Equity Residential Properties Trust ................     1,695,000
  80,000     First Industrial Realty Trust, Inc. ................     1,980,000
  25,000     Glimcher Realty Trust  .............................       367,188
  84,250     Healthcare Realty Trust, Inc. ......................     1,574,422
  56,400     JDN Realty Corp. ...................................     1,156,200
  92,377     MeriStar Hospitality Corp. .........................     1,408,749
 190,000     Mid-Atlantic Realty Trust ..........................     1,983,125
 145,000     Reckson Associates Realty Corp.  ...................     3,017,813
 283,800     Sunstone Hotel Investors, Inc.  ....................     2,483,250
  83,800     Tanger Factory Outlet Centers, Inc. ................     1,911,688
  95,000     TriNet Corporate Reality Trust, Inc.  ..............     2,262,188
                                                                    -----------
                                                                     24,862,398
                                                                    -----------
             Rental/Leasing Companies (0.8%)
 152,500     Ryder System, Inc. .................................     3,107,188
                                                                    -----------
             Savings & Loan Associations (2.5%)
 119,000     TCF Financial Corp.  ...............................     3,398,938
 145,000     Washington Federal, Inc. ...........................     3,362,188
 109,500     Washington Mutual, Inc. ............................     3,202,875
                                                                    -----------
                                                                      9,964,001
                                                                    -----------
             Steel/Iron Ore (0.8%)
 129,000     USX-U.S. Steel Group ...............................     3,321,750
                                                                    -----------
             Tobacco (1.6%)
  93,000     Philip Morris Companies, Inc.  .....................     3,179,438
 110,000     UST, Inc. ..........................................     3,320,625
                                                                    -----------
                                                                      6,500,063
                                                                    -----------
             TOTAL COMMON STOCKS
             (Identified Cost $190,024,990) .....................   182,648,523
                                                                    -----------
             CONVERTIBLE PREFERRED STOCKS (19.1%)
             Apparel (0.2%)
  30,500     Warnaco Group, Inc. $3.00 ..........................       945,500
                                                                    -----------
             Auto Parts: O.E.M. (0.0%)
  94,000     BTI Capital Trust $3.25 - 144A* ....................        47,000
                                                                    -----------
             Books/Magazines (1.0%)
 139,100     Reader's Digest Association, Inc $1.93 .............     3,929,575
                                                                    -----------
             Cable Television (1.6%)
  16,925     EchoStar Communications Corp. (Series C) $3.38  ....     6,313,025
                                                                    -----------
             Computer Software (0.8%)
  34,000     Microsoft Corp. (Series A) $2.20 ...................     3,423,375
                                                                    -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS September 30, 1999, continued


 NUMBER OF
  SHARES                                                                                VALUE
----------                                                                         ------------
             Containers/Packaging (0.1%)
   4,900     Sealed Air Corp. (Series A) $2.00 .................................   $    248,675
                                                                                   ------------
             Discount Chains (0.1%)
  13,000     Dollar General Strypes Trust $3.35 ................................        562,250
                                                                                   ------------
             Electric Utilities (0.3%)
  10,000     Houston Industries, Inc. $3.29 (exchangeable into Time Warner
              common stock) ....................................................      1,020,000
                                                                                   ------------
             Home Furnishings (0.7%)
  67,200     Newell Financial Trust I $2.63 ....................................      2,782,147
                                                                                   ------------
             Industrial Machinery/Components (0.8%)
 117,000     Ingersoll-Rand Co. $1.688  ........................................      3,071,250
                                                                                   ------------
             International Banks (1.9%)
 155,900     National Australia Bank, Ltd. $1.97 (Australia) (Units)++ .........      4,267,762
 120,700     WBK Strypes Trust $3.14 ...........................................      3,560,650
                                                                                   ------------
                                                                                      7,828,412
                                                                                   ------------
             Investment Bankers/Brokers/Services (0.5%)
  90,000     Merrill Lynch & Co., Inc. $2.39
              (exchangeable into IMC Global, Inc. common stock) ................      1,569,375
  25,300     Merrill Lynch & Co., Inc. $5.75 (STRIDES) .........................        300,437
                                                                                   ------------
                                                                                      1,869,812
                                                                                   ------------
             Life Insurance (0.4%)
  68,000     AmerUs Life Holdings, Inc. $2.21 ..................................      1,564,000
                                                                                   ------------
             Military/Gov't/Technical (1.2%)
  44,100     Loral Space & Communications Ltd. $3.00 - 144A* (Bermuda) .........      2,138,850
  54,600     Loral Space & Communications Ltd. (Series C) $3.00 (Bermuda) ......      2,648,100
                                                                                   ------------
                                                                                      4,786,950
                                                                                   ------------
             Movies/Entertainment (0.7%)
  50,000     Premier Parks, Inc. $4.05 .........................................      2,700,000
                                                                                   ------------
             Oil Refining/Marketing (1.2%)
 200,000     Tesoro Petroleum Corp. $1.16 ......................................      3,137,500
 165,000     USX Corp. $1.44  ..................................................      1,660,395
                                                                                   ------------
                                                                                      4,797,895
                                                                                   ------------
             Other Consumer Services (0.9%)
   3,700     Cendant Corp. $0.65 ...............................................         92,500
 122,300     Cendant Corp. $3.75 ...............................................      3,554,344
                                                                                   ------------
                                                                                      3,646,844
                                                                                   ------------
             Package Goods/Cosmetics (1.3%)
  72,000     Estee Lauder Co. $3.80 ............................................      5,040,000
                                                                                   ------------
             Railroads (0.6%)
  56,200     Union Pacific Capital Trust $3.13 .................................      2,533,833
                                                                                   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS September 30, 1999, continued


 NUMBER OF
  SHARES                                                                               VALUE
----------                                                                        ------------
             Real Estate Investment Trusts (2.1%)
  50,000     Apartment Investment & Management Co. (Series K) $2.00  ..........   $  1,200,000
 113,000     Equity Residential Properties Trust (Series J) $2.15 .............      3,036,875
  66,548     FelCor Lodging Trust, Inc. (Series A) $1.95 ......................      1,106,361
 140,000     SL Green Realty Corp. $2.00  .....................................      3,141,250
                                                                                  ------------
                                                                                     8,484,486
                                                                                  ------------
             Rental/Leasing Companies (0.1%)
  10,900     United Rentals Trust I $3.25 - 144A* .............................        402,962
                                                                                  ------------
             Services to the Health Industry (0.1%)
   6,600     Laboratory Corp. of America (Series A) $4.25 .....................        369,600
                                                                                  ------------
             Smaller Banks (1.1%)
 156,500     CNB Capital Trust I $1.50 ........................................      4,577,625
                                                                                  ------------
             Tools/Hardware (0.7%)
 109,700     Metromedia International Group, Inc. $3.63 .......................      2,701,363
                                                                                  ------------
             Unregulated Power Generation (0.7%)
  70,000     CalEnergy Capital Trust III $3.25 ................................      2,940,000
                                                                                  ------------
             TOTAL CONVERTIBLE PREFERRED STOCKS
             (Identified Cost $84,967,862) ....................................     76,586,579
                                                                                  ------------


 PRINCIPAL
 AMOUNT IN                                                      COUPON        MATURITY
 THOUSANDS                                                       RATE           DATE
-----------                                                  ------------   -----------
              CONVERTIBLE BONDS (12.3%)
              Assisted Living Services (0.7%)
 $    580     Alternative Living Services, Inc. ..........   5.25 %          12/15/02         387,046
    1,010     American Retirement Corp.  .................   5.75            10/01/02         729,200
      350     Assisted Living Concepts, Inc.  ............   6.00            11/01/02         196,805
    2,470     Emeritus Corp. - 144A* .....................   6.25            01/01/06       1,407,900
      185     Sunrise Assisted Living, Inc.  .............   5.50            06/15/02         177,469
      105     Sunrise Assisted Living, Inc. - 144A* ......   5.50            06/15/02         100,725
                                                                                          -------------
                                                                                            2,999,145
                                                                                          -------------
              Auto Parts: O.E.M. (1.6%)
    4,000     Magna International, Inc. (Canada) .........   4.875           02/15/05       3,624,640
      300     Magna International, Inc. (Canada) -
               144A* .....................................   4.875           02/15/05         271,848
    3,000     MascoTech, Inc. ............................   4.50            12/15/03       2,403,750
                                                                                          -------------
                                                                                            6,300,238
                                                                                          -------------
              Biotechnology (0.5%)
      810     Athena Neurosciences, Inc. - 144A* .........   4.75            11/15/04         908,844
      165     Centocor, Inc.  ............................   4.75            02/15/05         215,959
      180     Centocor, Inc. - 144A* .....................   4.75            02/15/05         235,591
      890     Elan Finance Corp - 144A* ..................   0.00            12/14/18         501,737
                                                                                          -------------
                                                                                            1,862,131
                                                                                          -------------
              Broadcasting (0.5%)
    1,400     Clear Channel Communications, Inc.  ........   2.625           04/01/03       1,952,174
                                                                                          -------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS September 30, 1999, continued


 PRINCIPAL
 AMOUNT IN                                                        COUPON        MATURITY
 THOUSANDS                                                         RATE           DATE            VALUE
-----------                                                    ------------   ------------   ------------
              Cellular Telephone (1.0%)
 $  5,850     U.S. Cellular Corp.  .........................    0.00 %         06/15/15      $  3,829,644
                                                                                             ------------
              Clothing/Shoe/Accessory Stores (0.8%)
    3,660     Genesco Inc. .................................    5.50           04/15/05         3,182,333
                                                                                             ------------
              Computer Software (0.1%)
      350     Hyperion Solutions Corp. .....................    4.50           03/15/05           260,715
      260     Network Associates, Inc. .....................    0.00           02/13/18            83,702
      745     Network Associates, Inc. - 144A* .............    0.00           02/13/18           239,838
                                                                                             ------------
                                                                                                  584,255
                                                                                             ------------
              Contract Drilling (0.1%)
      440     Diamond Offshore Drilling, Inc. ..............    3.75           02/15/07           464,442
                                                                                             ------------
              Discount Chains (0.1%)
      680     Costco Companies, Inc. - 144A* ...............    0.00           08/19/17           589,914
                                                                                             ------------
              Diversified Commercial Services (0.1%)
      345     Interim Services Inc. ........................    4.50           06/01/05           274,102
      370     Metamor Worldwide, Inc. ......................    2.94           08/15/04           249,987
                                                                                             ------------
                                                                                                  524,089
                                                                                             ------------
              Electronic Components (0.3%)
    1,925     Solectron Corp. - 144A* ......................    0.00           01/27/19         1,183,779
                                                                                             ------------
              Hospital/Nursing Management (0.1%)
    1,500     ARV Assisted Living, Inc. ....................    6.75           04/01/06           390,000
                                                                                             ------------
              Industrial Machinery/Components (0.5%)
    2,300     Thermo Fibertek, Inc. - 144A* ................    4.50           07/15/04         1,901,341
                                                                                             ------------
              Major U.S. Telecommunications (1.9%)
    3,700     Bell Atlantic Financial Service - 144A*           4.25           09/15/05         3,877,600
    3,700     Bell Atlantic Financial Service - 144A*
               (exchangeable into Telecom
               Corporation of New Zealand
               common stock) ...............................    5.75           04/01/03         3,710,434
                                                                                             ------------
                                                                                                7,588,034
                                                                                             ------------
              Media Conglomerates (0.1%)
      895     News America Holdings, Inc. ..................    0.00           03/11/13           546,594
                                                                                             ------------
              Metals Fabrications (0.1%)
      225     Hexcel Corp. .................................    7.00           08/01/03           168,750
      300     Tower Automotive, Inc. - 144A* ...............    5.00           08/01/04           276,915
                                                                                             ------------
                                                                                                  445,665
                                                                                             ------------
              Movies/Entertainment (0.1%)
      255     Speedway Motorsports, Inc. ...................    5.75           09/30/03           393,271
                                                                                             ------------
              Multi-Line Insurance (0.1%)
      285     American International Group, Inc.  ..........    2.25           07/30/04           370,651
                                                                                             ------------
              Other Telecommunications (0.0%)
      750     SA Telecommunications, Inc. -
               144A* (b) ...................................   10.00           08/15/06            22,500
                                                                                             ------------
              Precision Instruments (0.3%)
    1,100     Thermo Optek Corp. - 144A* ...................    5.00           10/15/00         1,063,865
                                                                                             ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS September 30, 1999, continued


 PRINCIPAL
 AMOUNT IN                                                       COUPON       MATURITY
 THOUSANDS                                                        RATE          DATE            VALUE
-----------                                                    ----------   ------------   -------------
              Property - Casualty Insurers (0.3%)
 $    640     Berkshire Hathaway, Inc. .....................    1.00 %       12/02/01      $  1,263,539
                                                                                           ------------
              Real Estate Investment Trusts (1.4%)
    2,360     Capstar Hotel Corp.  .........................    4.75         10/15/04         1,746,400
    4,425     Healthcare Realty Trust (New)  ...............    6.55         03/14/02         3,894,708
                                                                                           ------------
                                                                                              5,641,108
                                                                                           ------------
              Rental/Leasing Companies (0.9%)
    4,000     Financial Federal Corp. ......................    4.50         05/01/05         3,493,600
                                                                                           ------------
              Semiconductors (0.4%)
      480     Level One Communications, Inc. ...............    4.00         09/01/04         1,174,358
      310     STMicroelectronics NV (Netherlands) ..........    0.00         06/10/08           434,763
                                                                                           ------------
                                                                                              1,609,121
                                                                                           ------------
              Services to the Health Industry (0.1%)
      200     Quadramed Corp. ..............................    5.25         05/01/05           102,490
       50     Quadramed Corp. - 144A* ......................    5.25         05/01/05            25,622
      265     Quintiles Transnational Corp. ................    4.25         05/31/00           255,394
      160     Quintiles Transnational Corp. - 144A*             4.25         05/31/00           154,200
                                                                                           ------------
                                                                                                537,706
                                                                                           ------------
              Telecommunications Equipment (0.2%)
      380     Comverse Technology, Inc. - 144A* ............    4.50         07/01/05           865,002
                                                                                           ------------
              TOTAL CONVERTIBLE BONDS
              (Identified Cost $50,870,772) ..........................................       49,604,141
                                                                                           ------------
              CORPORATE BONDS (21.2%)
              Advertising (0.1%)
      500     Adams Outdoor Advertising L.P.  ..............   10.75         03/15/06           510,000
                                                                                           ------------
              Aerospace (0.1%)
      140     BE Aerospace, Inc. (Series B) ................    8.00         03/01/08           126,350
       75     Wyman-Gordon Co.  ............................    8.00         12/15/07            81,375
                                                                                           ------------
                                                                                                207,725
                                                                                           ------------
              Aluminum (0.0%)
      100     Golden Northwest Aluminum ....................   12.00         12/15/06           103,000
                                                                                           ------------
              Auto Parts: O.E.M. (0.1%)
      175     Hayes Lemmerz International, Inc. ............    8.25         12/15/08           154,000
      100     Hayes Wheels International, Inc.
               (Series B) ..................................    9.125        07/15/07            97,500
                                                                                           ------------
                                                                                                251,500
                                                                                           ------------
              Beverages - Non-Alcoholic (0.1%)
      165     Cott Corp. (Canada) ..........................    9.375        07/01/05           159,637
      350     Packaged Ice Inc. (Series B) .................    9.75         02/01/05           316,750
                                                                                           ------------
                                                                                                476,387
                                                                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS September 30, 1999, continued


 PRINCIPAL
 AMOUNT IN                                                      COUPON       MATURITY
 THOUSANDS                                                       RATE          DATE            VALUE
-----------                                                   ----------   ------------   -------------
              Books/Magazines (0.1%)
 $     50     Primedia, Inc.  .............................    7.625%       04/01/08      $     46,750
      250     Von Hoffman Press, Inc. - 144A* .............   10.375        05/15/07           245,000
                                                                                          ------------
                                                                                               291,750
                                                                                          ------------
              Broadcasting (3.0%)
      100     Chancellor Media AFM ........................    9.00         10/01/08           101,500
      150     Emmis Communications Corp.
               (Series B)  ................................    8.125        03/15/09           142,500
    2,900     EZ Communications, Inc. .....................    9.75         12/01/05         3,122,952
    3,000     JCAC Inc. ...................................   10.125        06/15/06         3,180,000
      145     Lamar Media Corp.  ..........................    9.25         08/15/07           143,550
      200     STC Broadcasting, Inc. ......................   11.00         03/15/07           199,000
    5,060     Young Broadcasting Corp. ....................   11.75         11/15/04         5,300,350
                                                                                          ------------
                                                                                            12,189,852
                                                                                          ------------
              Building Materials (0.8%)
      125     Panolam Industries International -
               144A* ......................................   11.50         02/15/09           126,875
    2,850     USG Corp. (Series B) ........................    9.25         09/15/01         2,965,339
                                                                                          ------------
                                                                                             3,092,214
                                                                                          ------------
              Cable Television (0.7%)
      175     Echostar DBS Corp. - 144A* ..................    9.375        02/01/09           172,812
      225     RCN Corp.  ..................................    0.00         10/15/07           146,250
    2,000     Tele-Communications, Inc. ...................    9.25         04/15/02         2,120,660
      275     TV Guide Inc. ...............................    8.125        03/01/09           259,875
                                                                                          ------------
                                                                                             2,699,597
                                                                                          ------------
              Casino/Gambling (0.1%)
      200     Boyed Gaming Corp.  .........................    9.25         10/01/03           199,000
       75     Station Casinos, Inc. .......................   10.125        03/15/06            77,062
      175     Station Casinos, Inc. .......................    9.75         04/15/07           177,625
                                                                                          ------------
                                                                                               453,687
                                                                                          ------------
              Cellular Telephone (0.9%)
    3,250     Sprint Spectrum L.P.  .......................   11.00         08/15/06         3,610,945
                                                                                          ------------
              Clothing/Shoe/Accessory Stores (0.5%)
    1,950     Thrifty PayLess Holdings, Inc. ..............   12.25         04/15/04         2,052,375
                                                                                          ------------
              Coal Mining (0.0%)
      175     P&L Coal Holdings Corp. (Series B) ..........    8.875        05/15/08           170,187
                                                                                          ------------
              Consumer Specialties (0.1%)
       95     Boyds Collection Ltd. - 144A* ...............    9.00         05/15/08            92,625
      300     Home Interiors & Gifts ......................   10.125        06/01/08           262,500
      100     Scotts Co. - 144A* ..........................    8.625        01/15/09            95,500
                                                                                          ------------
                                                                                               450,625
                                                                                          ------------
              Consumer/Business Services (0.0%)
      100     American Business Information, Inc. -
               144A* ......................................    9.50         06/15/08            80,000
                                                                                          ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS September 30, 1999, continued


 PRINCIPAL
 AMOUNT IN                                                     COUPON       MATURITY
 THOUSANDS                                                      RATE          DATE            VALUE
-----------                                                  ----------   ------------   -------------
              Containers/Packaging (0.2%)
 $    225     Ball Corp. - 144A* .........................    7.75 %       08/01/06      $    217,969
      125     Ball Corp. - 144A* .........................    8.25         08/01/08           120,781
      100     Consumers Packaging, Inc. - 144A* ..........    9.75         02/01/07            90,000
      225     Riverwood International Corp.  .............   10.625        08/01/07           225,563
      225     U.S. Can Corp. .............................   10.125        10/15/06           228,375
                                                                                         ------------
                                                                                              882,688
                                                                                         ------------
              Diversified Commercial Services (0.1%)
       75     Coinmach Corp. (Series D) ..................   11.75         11/15/05            78,750
      250     Iron Mountain, Inc. ........................   10.125        10/01/06           253,750
       75     Iron Mountain, Inc. ........................    8.75         09/30/09            70,500
       75     Pierce Leahy Command Co. ...................    8.125        05/15/08            69,375
                                                                                         ------------
                                                                                              472,375
                                                                                         ------------
              Diversified Financial Services (0.0%)
       75     GS Escrow Corp. ............................    7.125        08/01/05            71,276
                                                                                         ------------
              Diversified Manufacturing (0.1%)
      200     Ametek Inc. ................................    7.20         07/15/08           183,372
      155     Insilco Corp. (Units)++ - 144A* ............   12.00         08/15/07           151,900
      100     Mark IV Industries Inc. ....................    7.75         04/01/06            96,000
                                                                                         ------------
                                                                                              431,272
                                                                                         ------------
              Electric Utilities (0.1%)
      100     CMS Energy Corp. ...........................    7.50         01/15/09            91,595
      113     Niagara Mohawk Power (Series F) ............    7.625        10/01/05           114,368
      175     Niagara Mohawk Power (Series G) ............    7.75         10/01/08           177,669
      125     Niagara Mohawk Power (Series H) ............    0.00         07/01/10            93,024
                                                                                         ------------
                                                                                              476,656
                                                                                         ------------
              Electrical Products (0.1%)
      335     Communications & Power Industries,
               Inc. (Series B) ...........................   12.00         08/01/05           284,750
                                                                                         ------------
              Electronic Components (0.0%)
      175     Viasystems, Inc. ...........................    9.75         06/01/07           150,938
                                                                                         ------------
              Electronic Data Processing (2.0%)
    7,250     Unisys Corp. (Series B) ....................   12.00         04/15/03         7,839,063
                                                                                         ------------
              Engineering & Construction (0.1%)
      225     Mastec Inc. (Series B) .....................    7.75         02/01/08           210,375
                                                                                         ------------
              Environmental Services (0.1%)
      350     Safety-Kleen Services ......................    9.25         06/01/08           350,000
                                                                                         ------------
              Food Distributors (0.0%)
      100     Di Giorgio Corp.  ..........................   10.00         06/15/07            94,000
                                                                                         ------------
              Home Building (0.1%)
       75     D.R. Horton Inc. ...........................    8.00         02/01/09            67,875
       50     Standard Pacific Corp. (Series A) ..........    8.00         02/15/08            43,750
      290     Williams Scotsman, Inc. ....................    9.875        06/01/07           279,850
                                                                                         ------------
                                                                                              391,475
                                                                                         ------------
              Home Furnishings (0.0%)
      200     Westpoint Stevens, Inc. ....................    7.875        06/15/08           180,000
                                                                                         ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS September 30, 1999, continued


 PRINCIPAL
 AMOUNT IN                                                   COUPON       MATURITY
 THOUSANDS                                                    RATE          DATE            VALUE
-----------                                                ----------   ------------   -------------
              Hotels/Resorts (0.1%)
 $    400     ITT Corp. (New) ..........................    7.375%       11/15/15      $    331,028
                                                                                       ------------
              Industrial Specialties (0.1%)
      200     International Wire Group (Series B) ......   11.75         06/01/05           204,500
                                                                                       ------------
              International Banks (0.1%)
      430     UBS AG Stamford ..........................    0.00         12/11/03           417,100
                                                                                       ------------
              Internet Services (0.2%)
      825     Verio Inc. ...............................   10.375        04/01/05           816,750
                                                                                       ------------
              Media Conglomerates (0.5%)
    2,000     Time Warner Entertainment Co. ............    9.625        05/01/02         2,128,340
                                                                                       ------------
              Medical/Nursing Services (1.2%)
    4,800     Healthsouth Corp.  .......................    9.50         04/01/01         4,704,000
      225     Prime Medical Services Inc. ..............    8.75         04/01/08           211,500
                                                                                       ------------
                                                                                          4,915,500
                                                                                       ------------
              Metals Fabrications (0.8%)
    2,900     Ivaco, Inc. (Canada) .....................   11.50         09/15/05         3,161,000
      100     Neenah Corp. (Series F) ..................   11.125        05/01/07            92,000
                                                                                       ------------
                                                                                          3,253,000
                                                                                       ------------
              Motor Vehicles (0.1%)
      250     Blue Bird Body Co. (Series B) ............   10.75         11/15/06           275,000
                                                                                       ------------
              Newspapers (0.3%)
      275     Garden State Newspapers (Series B) .......    8.75         10/01/09           255,750
    1,000     Hollinger International Publishing, Inc.      9.25         02/01/06           992,500
                                                                                       ------------
                                                                                          1,248,250
                                                                                       ------------
              Oil & Gas Production (0.1%)
      275     Magnum Hunter Resources ..................   10.00         06/01/07           261,250
                                                                                       ------------
              Other Consumer Services (0.0%)
      100     Protection One, Inc.  ....................    7.375        08/15/05            83,627
                                                                                       ------------
              Other Metals/Minerals (2.8%)
   10,500     Cyprus Amax Minerals Inc. ................   10.125        04/01/02        11,147,220
                                                                                       ------------
              Other Specialty Stores (0.1%)
      175     Michaels Stores, Inc. ....................   10.875        06/15/06           183,750
      100     Mrs Fields Original Cookies - 144A* ......   10.125        12/01/04            86,000
      175     Zale Corp. (Series B) ....................    8.50         10/01/07           171,500
                                                                                       ------------
                                                                                            441,250
                                                                                       ------------
              Other Telecommunications (0.1%)
      125     Intermedia Communication, Inc.
               (Series B)  ..............................   8.50         01/15/08           107,500
      150     Intermedia Communication, Inc.
               (Series B)  .............................    9.50         03/01/09           136,125
                                                                                       ------------
                                                                                            243,625
                                                                                       ------------
              Packaged Foods (0.1%)
      475     International Home Foods, Inc. ...........   10.375        11/01/06           483,313
                                                                                       ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS September 30, 1999, continued


 PRINCIPAL
 AMOUNT IN                                                      COUPON       MATURITY
 THOUSANDS                                                       RATE          DATE            VALUE
-----------                                                   ----------   ------------   -------------
              Paper (1.2%)
 $    125     Fibermark Inc.  .............................    9.375%       10/15/06      $    123,125
      125     Paperboard Industrial International
                 Inc.  ....................................    8.375        09/15/07           113,750
    4,200     SD Warren Co. (Series B) ....................   12.00         12/15/04         4,431,000
                                                                                          ------------
                                                                                             4,667,875
                                                                                          ------------
              Printing/Forms (0.5%)
    2,200     Big Flower Press, Inc. ......................    8.875        07/01/07         2,156,000
                                                                                          ------------
              Real Estate (0.1%)
      300     Forest City Enterprises .....................    8.50         03/15/08           282,000
                                                                                          ------------
              Recreational Products/Toys (0.1%)
      125     CSC Holdings, Inc. ..........................    7.625        07/15/18           115,546
       75     Mohegan Tribal Gaming .......................    8.75         01/01/09            73,500
                                                                                          ------------
                                                                                               189,046
                                                                                          ------------
              Rental/Leasing Companies (0.0%)
       25     Anthony Crane Rentals - 144A* ...............   10.375        08/01/08            22,500
                                                                                          ------------
              Smaller Banks (0.0%)
       50     Chevy Chase Savings Bank  ...................    9.25         12/01/05            50,000
      100     Chevy Chase Savings Bank, F.S.B. ............    9.25         12/01/08            99,750
                                                                                          ------------
                                                                                               149,750
                                                                                          ------------
              Specialty Chemicals (1.8%)
    6,960     Huntsman Polymers Corp. .....................   11.75         12/01/04         7,238,400
      175     Texas Petrochemicals Corp. ..................   11.125        07/01/06           147,000
                                                                                          ------------
                                                                                             7,385,400
                                                                                          ------------
              Steel/Iron Ore (0.0%)
      150     Ak Steel Corp.  .............................    7.875        02/15/09           138,000
                                                                                          ------------
              Telecommunications (0.3%)
      405     Jordan Telecom Products (Series B) ..........    9.875        08/01/07           388,800
      150     Jordan Telecom Products (Series B) ..........    0.00         08/01/07           126,750
      325     Level 3 Communications, Inc. ................    9.125        05/01/08           294,125
      115     NEXTLINK Communications, Inc. ...............    9.625        10/01/07           110,400
      150     NEXTLINK Communications, Inc. -
                 144A* ....................................   10.75         11/15/08           150,375
                                                                                          ------------
                                                                                             1,070,450
                                                                                          ------------
              Textiles (1.1%)
    4,300     Dan River, Inc.  ............................   10.125        12/15/03         4,364,500
      100     Polymer Group Inc. (Series B) ...............    8.75         03/01/08            93,750
                                                                                          ------------
                                                                                             4,458,250
                                                                                          ------------
              Unregulated Power Generation (0.0%)
       50     CalEnergy Co., Inc. .........................    7.63         10/15/07            49,664
                                                                                          ------------
              Wireless Communications (0.0%)
       60     Paging Network, Inc.  .......................   10.125        08/01/07            16,800
                                                                                          ------------
              TOTAL CORPORATE BONDS
              (Identified Cost $88,339,657) .........................................       85,310,200
                                                                                          ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS September 30, 1999, continued


 NUMBER OF                                           EXPIRATION
  SHARES                                                DATE           VALUE
----------                                          -----------   ------------
             WARRANTS (0.0%)
             Diversified Manufacturing (0.0%)
    155      Insilco Corp. (a)  .............         8/15/07         $ --
                                                                  ------------

             TOTAL INVESTMENTS
             (Identified Cost $414,203,281) (c)          98.0%     394,149,443

             OTHER ASSETS IN EXCESS OF LIABILITIES        2.0        8,060,838
                                                      -------     ------------

             NET ASSETS .....................           100.0%    $402,210,281
                                                      =======     ============

---------------------
STRIDES    Stock return income debt securities.
*          Resale is restricted to qualified institutional investors.
++ Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(a)        Non-income producing security.
(b)        Non-income producing security; bond in default.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $29,075,401 and the aggregate gross unrealized depreciation is $49,129,239, resulting in net unrealized depreciation of $20,053,838.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
September 30, 1999

ASSETS:
Investments in securities, at value (identified cost $414,203,281)........  $ 394,149,443
Receivable for:
   Investments sold ......................................................      7,005,463
   Interest ..............................................................      3,607,686
   Dividends .............................................................        735,696
   Shares of beneficial interest sold ....................................        267,120
Deferred organizational expenses .........................................         56,826
Prepaid expenses and other assets ........................................         58,561
                                                                            -------------
   TOTAL ASSETS ..........................................................    405,880,795
                                                                            -------------
LIABILITIES:
Payable for:
   Investments purchased .................................................        903,933
   Plan of distribution fee ..............................................        330,575
   Investment management fee .............................................        257,437
   Shares of beneficial interest repurchased .............................        129,119
Payable to bank ..........................................................      1,971,474
Accrued expenses and other payables ......................................         77,976
                                                                            -------------
   TOTAL LIABILITIES .....................................................      3,670,514
                                                                            -------------
   NET ASSETS ............................................................  $ 402,210,281
                                                                            =============
COMPOSITION OF NET ASSETS:
Paid-in-capital ..........................................................  $ 408,550,366
Net unrealized depreciation ..............................................    (20,053,838)
Accumulated undistributed net investment income ..........................      2,449,140
Accumulated undistributed net realized gain ..............................     11,264,613
                                                                            -------------
   NET ASSETS ............................................................  $ 402,210,281
                                                                            =============
CLASS A SHARES:
Net Assets ...............................................................  $  12,541,482
Shares Outstanding (unlimited authorized, $.01 par value).................      1,142,532
   NET ASSET VALUE PER SHARE .............................................         $10.98
                                                                                   ======
   MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net asset value) .....................         $11.59
                                                                                   ======
CLASS B SHARES:
Net Assets ...............................................................  $ 348,069,732
Shares Outstanding (unlimited authorized, $.01 par value) ................     31,690,765
   NET ASSET VALUE PER SHARE .............................................         $10.98
                                                                                   ======
CLASS C SHARES:
Net Assets ...............................................................  $  40,859,446
Shares Outstanding (unlimited authorized, $.01 par value) ................      3,727,881
   NET ASSET VALUE PER SHARE .............................................         $10.96
                                                                                   ======
CLASS D SHARES:
Net Assets ...............................................................       $739,621
Shares Outstanding (unlimited authorized, $.01 par value) ................         67,296
   NET ASSET VALUE PER SHARE .............................................         $10.99
                                                                                   ======

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the year ended September 30, 1999

NET INVESTMENT INCOME:
INCOME
Dividends (net of $9,151 foreign withholding tax).........  $13,724,891
Interest .................................................   12,794,450
                                                            -----------
   TOTAL INCOME ..........................................   26,519,341
                                                            -----------
EXPENSES
Plan of distribution fee (Class A shares) ................       29,103
Plan of distribution fee (Class B shares) ................    3,875,763
Plan of distribution fee (Class C shares) ................      155,763
Investment management fee ................................    3,213,769
Transfer agent fees and expenses .........................      391,654
Registration fees ........................................      105,040
Professional fees ........................................       87,892
Shareholder reports and notices ..........................       80,591
Custodian fees ...........................................       41,055
Organizational expenses ..................................       32,710
Trustees' fees and expenses ..............................       12,536
Other ....................................................       12,664
                                                            -----------
   TOTAL EXPENSES ........................................    8,038,540
                                                            -----------
   NET INVESTMENT INCOME .................................   18,480,801
                                                            -----------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain ........................................   15,975,924
Net change in unrealized depreciation ....................    3,774,240
                                                            -----------
   NET GAIN ..............................................   19,750,164
                                                            -----------
NET INCREASE .............................................  $38,230,965
                                                            ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS



                                                           FOR THE YEAR         FOR THE YEAR
                                                               ENDED               ENDED
                                                        SEPTEMBER 30, 1999   SEPTEMBER 30, 1998
                                                       -------------------- -------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ................................    $  18,480,801        $  17,990,954
Net realized gain ....................................       15,975,924           21,800,391
Net change in unrealized depreciation ................        3,774,240          (68,902,232)
                                                          -------------        -------------
   NET INCREASE (DECREASE) ...........................       38,230,965          (29,110,887)
                                                          -------------        -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A shares ....................................         (646,373)            (344,600)
   Class B shares ....................................      (17,881,658)         (15,186,529)
   Class C shares ....................................         (604,652)            (153,463)
   Class D shares ....................................          (76,726)             (16,323)
Net realized gain
   Class A shares ....................................         (671,285)            (264,926)
   Class B shares ....................................      (24,998,743)         (18,061,378)
   Class C shares ....................................         (346,036)             (92,820)
   Class D shares ....................................          (40,395)              (1,956)
                                                          -------------        -------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .................      (45,265,868)         (34,121,995)
                                                          -------------        -------------
Net increase (decrease) from transactions in shares of
  beneficial interest ................................      (23,984,846)         135,434,833
                                                          -------------        -------------
   NET INCREASE (DECREASE) ...........................      (31,019,749)          72,201,951

NET ASSETS:
Beginning of period ..................................      433,230,030          361,028,079
                                                          -------------        -------------
   END OF PERIOD
   (Including undistributed net investment income of
   $2,449,140 and $3,454,171, respectively)...........    $ 402,210,281        $ 433,230,030
                                                          =============        =============


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
NOTES TO FINANCIAL STATEMENTS September 30, 1999


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Income Builder Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's primary investment objective is to seek reasonable income and, as a secondary objective, growth of capital. The Fund seeks to achieve its objective by investing primarily in income-producing equity securities, including common and preferred stocks as well as convertible securities. The Fund was organized as a Massachusetts business trust on March 21, 1996 and commenced operations on June 26, 1996. On July 28, 1997, the Fund converted to a multiple class structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:


A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
NOTES TO FINANCIAL STATEMENTS September 30, 1999, continued

utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.


B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.


C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.


D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.


E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
NOTES TO FINANCIAL STATEMENTS September 30, 1999, continued

F. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $164,000 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.75% to the portion of daily net assets not exceeding $500 million and 0.725% to the portion of daily net assets in excess of $500 million.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
NOTES TO FINANCIAL STATEMENTS September 30, 1999, continued

telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $17,141,308 at September 30, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended September 30, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.97%, respectively.

The Distributor has informed the Fund that for the year ended September 30, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $1,174,157 and $4,337, respectively and received $15,164 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended September 30, 1999 aggregated $149,965,342 and $248,758,198, respectively.

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
NOTES TO FINANCIAL STATEMENTS September 30, 1999, continued

For the year ended September 30, 1999, the Fund incurred $131,414 in brokerage commissions with DWR for portfolio transactions executed on behalf of the Fund. At September 30, 1999, the Fund's receivable for investments sold and payable for investments purchased included unsettled trades with DWR of $1,037,217 and $903,933, respectively.

For the year ended September 30, 1999, the Fund incurred $7,410 in brokerage commissions with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.


5. FEDERAL INCOME TAX STATUS

As of September 30, 1999, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and permanent book/tax differences attributable to tax adjustments on real estate investment trusts held by the Fund. To reflect reclassifications arising from the permanent differences, accumulated undistributed net investment income was charged $276,423, paid-in-capital was charged $32,710 and accumulated net realized gain was credited $309,133.


6. ACQUISITION OF TCW/DW INCOME AND GROWTH FUND

On June 28, 1999, the Fund acquired all the net assets of TCW/DW Income and Growth Fund ("Income and Growth") based on the respective valuations as of the close of business June 25, 1999, pursuant to a plan of reorganization approved by the shareholders of Income and Growth on June 8, 1999. The acquisition was accomplished by a tax-free exchange of 8,607 Class A shares of the Fund at a net asset value of $11.79 per share for 9,404 Class A shares of Income and Growth; 723,832 Class B shares of the Fund at a net asset value of $11.80 per share for 791,586 Class B shares of Income and Growth; and 3,554,666 Class C shares of the Fund at a net assets value of $11.77 per share for 3,873,928 Class C shares of Income and Growth. The net assets of the Fund and Income and Growth immediately before the acquisition were $402,078,443 and $50,615,496, respectively, including unrealized appreciation of $2,147,861 for Income and Growth. Immediately after the acquisition, the combined assets of the Fund amounted to $452,693,939.

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
NOTES TO FINANCIAL STATEMENTS September 30, 1999, continued

7. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:


                                                                    FOR THE YEAR                         FOR THE YEAR
                                                                       ENDED                                 ENDED
                                                                 SEPTEMBER 30, 1999                   SEPTEMBER 30, 1998
                                                        ------------------------------------   ---------------------------------
                                                             SHARES              AMOUNT            SHARES            AMOUNT
                                                        ----------------   -----------------   --------------   ----------------
CLASS A SHARES
Sold ................................................          373,161      $    4,311,270          887,465      $  11,197,972
Reinvestment of dividends and distributions .........           72,926             807,614           26,670            324,319
Shares issued in connection with the acquisition of
 TCW/DW Income and Growth Fund ......................            8,607             101,458               --                 --
Redeemed ............................................         (213,154)         (2,454,803)         (94,880)        (1,168,724)
                                                            ----------      --------------       ----------      -------------
Net increase -- Class A .............................          241,540           2,765,539          819,255         10,353,567
                                                            ----------      --------------       -- -------      -------------
CLASS B SHARES
Sold ................................................        3,043,825          35,162,596       14,488,236        183,541,957
Reinvestment of dividends and distributions .........        3,152,355          34,981,362        2,214,603         27,031,378
Shares issued in connection with the acquisition of
 TCW/DW Income and Growth Fund ......................          723,832           8,541,094               --                 --
Redeemed ............................................      (12,509,897)       (143,652,130)      (7,439,745)       (91,648,973)
                                                           -----------      --------------       ----------      -------------
Net increase (decrease) -- Class B ..................       (5,589,885)        (64,967,078)       9,263,094        118,924,362
                                                           -----------      --------------       ----------      -------------
CLASS C SHARES
Sold ................................................          114,511           1,316,245          513,124          6,515,096
Reinvestment of dividends and distributions .........           72,635             801,880           17,520            213,338
Shares issued in connection with the acquisition of
 TCW/DW Income and Growth Fund ......................        3,554,666          41,847,822               --                 --
Redeemed ............................................         (518,349)         (5,997,769)        (103,278)        (1,268,428)
                                                           -----------      --------------       ----------      -------------
Net increase -- Class C .............................        3,223,463          37,968,178          427,366          5,460,006
                                                           -----------      --------------       ----------      -------------
CLASS D SHARES
Sold ................................................          449,722           5,167,272           57,284            742,379
Reinvestment of dividends and distributions .........            4,118              45,524              492              6,014
Redeemed ............................................         (441,802)         (4,964,281)          (4,166)           (51,495)
                                                           -----------      --------------       ----------      -------------
Net increase -- Class D .............................           12,038             248,515           53,610            696,898
                                                           -----------      --------------       ----------      -------------
Net increase (decrease) in Fund .....................       (2,112,844)     $  (23,984,846)      10,563,325      $ 135,434,833
                                                           ===========      ==============       ==========      =============

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:



                                                                                                            FOR THE PERIOD
                                                               FOR THE YEAR           FOR THE YEAR          JULY 28, 1997*
                                                                   ENDED                  ENDED                THROUGH
                                                            SEPTEMBER 30, 1999     SEPTEMBER 30, 1998     SEPTEMBER 30, 1997
                                                           --------------------   --------------------   -------------------
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................          $11.18               $ 12.81                  $12.20
                                                                --------               -------                --------
Income (loss) from investment operations:
 Net investment income .................................            0.58                  0.59                    0.12
 Net realized and unrealized gain (loss) ...............            0.54                 (1.12)                   0.61
                                                                --------                -------               --------
Total income (loss) from investment operations .........            1.12                 (0.53)                   0.73
                                                                --------                -------               --------
Less dividends and distributions from:
 Net investment income .................................           (0.62)                (0.51)                  (0.12)
 Net realized gain .....................................           (0.70)                (0.59)                     --
                                                                --------                -------               --------
Total dividends and distributions ......................           (1.32)                (1.10)                  (0.12)
                                                                --------                -------               --------
Net asset value, end of period .........................          $10.98                $11.18                  $12.81
                                                                ========                =======               ========
TOTAL RETURN+ ..........................................           10.15%                (4.67)%                  5.95%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................            1.17%(3)              1.17 %(3)               1.28%(2)
Net investment income ..................................            5.02%(3)              4.61 %(3)               5.77%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................         $12,541               $10,073                  $1,047
Portfolio turnover rate ................................              36%                   58 %                    74%

-------------
*    The date shares were first issued.

++ The per share amounts were computed using an average number of shares outstanding during the period.

+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1)  Not annualized.

(2)  Annualized.

(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
FINANCIAL HIGHLIGHTS, continued


                                                                                                  FOR THE PERIOD
                                                          FOR THE YEAR ENDED SEPTEMBER 30,        JUNE 26, 1996*
                                                     -----------------------------------------       THROUGH
                                                         1999++        1998++       1997**++    SEPTEMBER 30, 1996
                                                     ------------- -------------- ------------ -------------------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...............   $11.18          $12.81        $10.23            $10.00
                                                      -------        --------       -------          --------
Income (loss) from investment operations:
 Net investment income .............................     0.50           0.50           0.46              0.08
 Net realized and unrealized gain (loss) ...........     0.53          (1.11)          2.54              0.23
                                                      -------        --------       -------          --------
Total income (loss) from investment operations .....     1.03          (0.61)          3.00              0.31
                                                      -------        --------       -------          --------
Less dividends and distributions from:
 Net investment income .............................    (0.53)         (0.43)         (0.41)           (0.08)
 Net realized gain .................................    (0.70)         (0.59)         (0.01)              --
                                                      --------       --------       --------         --------
Total dividends and distributions ..................    (1.23)         (1.02)         (0.42)           (0.08)
                                                      --------       --------       --------         --------
Net asset value, end of period .....................   $10.98         $11.18         $12.81           $10.23
                                                      ========       ========       ========         ========
TOTAL RETURN+ ......................................     9.31%         (5.29)%        29.83%            3.10%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ...........................................     1.90%(3)       1.80 %(3)      1.85%            2.25%(2)
Net investment income ..............................     4.29%(3)       3.98 %(3)      4.16%            3.60%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ............ $348,070       $416,909       $358,973         $148,142
Portfolio turnover rate ............................       36%            58 %           74%               7%(1)

--------------
*    Commencement of operations.

** Prior to July 28, 1997 the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.


++ The per share amounts were computed using an average number of shares outstanding during the period.

+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1)  Not annualized.

(2)  Annualized.

(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
FINANCIAL HIGHLIGHTS, continued


                                                                                                            FOR THE PERIOD
                                                               FOR THE YEAR           FOR THE YEAR          JULY 28, 1997*
                                                                   ENDED                  ENDED                THROUGH
                                                            SEPTEMBER 30, 1999     SEPTEMBER 30, 1998     SEPTEMBER 30, 1997
                                                           --------------------   --------------------   -------------------
CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................          $11.16                 $12.80                 $12.20
                                                                --------                -------               --------
Income (loss) from investment operations:
 Net investment income .................................            0.48                   0.50                   0.10
 Net realized and unrealized gain (loss) ...............            0.55                  (1.12)                  0.61
                                                                --------                -------               --------
Total income (loss) from investment operations .........            1.03                  (0.62)                  0.71
                                                                --------                -------               --------
Less dividends and distributions from:
 Net investment income .................................           (0.53)                 (0.43)                 (0.11)
 Net realized gain .....................................           (0.70)                 (0.59)                    --
                                                                --------                -------               --------
Total dividends and distributions ......................           (1.23)                 (1.02)                 (0.11)
                                                                --------                -------               --------
Net asset value, end of period .........................          $10.96                 $11.16                 $12.80
                                                                ========                =======               ========
TOTAL RETURN+ ..........................................            9.38%                 (5.38)%                 5.79%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................            1.90%(3)               1.92 %(3)              1.98%(2)
Net investment income ..................................            4.29%(3)               3.86 %(3)              4.61%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................         $40,859                 $5,630                   $987
Portfolio turnover rate ................................              36%                    58 %                   74%

--------------
*    The date shares were first issued.

++ The per share amounts were computed using an average number of shares outstanding during the period.

+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1)  Not annualized.

(2)  Annualized.

(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
FINANCIAL HIGHLIGHTS, continued


                                                                                                            FOR THE PERIOD
                                                               FOR THE YEAR           FOR THE YEAR          JULY 28, 1997*
                                                                   ENDED                  ENDED                THROUGH
                                                            SEPTEMBER 30, 1999     SEPTEMBER 30, 1998     SEPTEMBER 30, 1997
                                                           --------------------   --------------------   -------------------
CLASS D SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................       $11.18                   $12.82                    $12.20
                                                              -------                  -------                  --------
Income (loss) from investment operations:
 Net investment income .................................         0.60                     0.64                      0.12
 Net realized and unrealized gain (loss) ...............         0.55                    (1.15)                     0.62
                                                               -------                  -------                 --------
Total income (loss) from investment operations .........         1.15                    (0.51)                     0.74
                                                               -------                  -------                 --------
Less dividends and distributions from:
 Net investment income .................................        (0.64)                   (0.54)                    (0.12)
 Net realized gain .....................................        (0.70)                   (0.59)                       --
                                                               -------                  -------                 --------
Total dividends and distributions ......................        (1.34)                   (1.13)                    (0.12)
                                                               -------                  -------                 --------
Net asset value, end of period .........................        $10.99                  $11.18                    $12.82
                                                               =======                  =======                 ========
TOTAL RETURN+ ..........................................         10.51 %                 (4.46)%                    5.98%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................          0.93%(3)                0.92 %(3)                 0.96%(2)
Net investment income ..................................          5.26%(3)                4.86 %(3)                 5.41%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................          $740                    $618                       $21
Portfolio turnover rate ................................            36%                     58 %                      74%

--------------
*    The date shares were first issued.

++ The per share amounts were computed using an average number of shares outstanding during the period.

+ Calculated based on the net asset value as of the last business day of the period.

(1)  Not annualized.

(2)  Annualized.

(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
REPORT OF INDEPENDENT ACCOUNTANTS


TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Income Builder Fund (the "Fund") at September 30, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
November 9, 1999

                      1999 FEDERAL TAX NOTICE (unaudited)

     During the year ended September 30, 1999, the Fund paid to its shareholders $0.64 per share from long-term capital gains. For such period, 66.59% of the income dividends paid qualified for the dividends received deduction available to corporations.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Paul D. Vance
Vice President

Peter M. Avelar
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048




This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.





MORGAN STANLEY
DEAN WITTER
INCOME BUILDER
FUND


[GRAPHIC OMITTED]


ANNUAL REPORT
SEPTEMBER 30, 1999